GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	12 Months Ended
Dec. 31, 2015
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

(in thousands of $)	2015	2014	2013
Gain on cancellation of newbuilding contracts;
- hull J0026	—	—	30,318
- hull J0027	—	—	26,953
- hull J0025	—	35,913	—
- hull J0028	—	28,923	—
- hull D2172	—	2,160	—
- hull D2173	—	1,993	—
- hull D2174	1,735	—	—
- hull J0106	23,140	—	—
- hull D2175	1,522	—	—
- hull D2176	1,522	—	—
- hull D2171	2,837	—	—
Gain on sale of newbuilding contracts;
- hull H1071	9,213	—	—
- hull H1072	9,978	—	—
- hull H1073	9,680	—	—
- hull H1074	9,908
- hull H1075	10,058	—	—
- hull H1076	9,901	—	—
- hull H1077	9,691	—	—
- hull H1078	9,738	—	—
	108,923	68,989	57,271